Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non controlling Interest	Total
Balance at Dec. 31, 2019	$ 23,160	$ 42,725,852	$ 2,632,797	$ (5,718,368)	$ (3,527,438)	$ 1,818,860	$ 37,954,863
Balance (in Shares) at Dec. 31, 2019	23,160,000
Net loss				(11,773,763)		(1,126,845)	(12,900,608)
Issuance of common shares for services	$ 685	650,065					650,750
Issuance of common shares for services (in Shares)	685,000
Issuance of common shares for services	$ 290	333,210					333,500
Issuance of common shares for services (in Shares)	290,000
Change in statutory reserve related to disposal of Gu’an REIT			(575,695)	575,695
Appropriation to statutory reserve			329,017	(329,017)
Foreign currency translation adjustments					1,928,619	(5,303)	1,923,316
Balance at Dec. 31, 2020	$ 24,135	43,709,127	2,386,119	(17,245,453)	(1,598,819)	686,712	27,961,821
Balance (in Shares) at Dec. 31, 2020	24,135,000
Net loss				(21,104,826)		(969,107)	(22,073,933)
Common shares issued for conversion of debt	$ 3,756	3,926,244					3,930,000
Common shares issued for conversion of debt (in Shares)	3,755,034
Issuance of common shares for services	$ 1,075	1,413,562					1,414,637
Issuance of common shares for services (in Shares)	1,075,000
Appropriation to statutory reserve			32,671	(32,671)
Change in capital related to disposal of REIT Changjiang		(3,846,563)		3,846,563
Change statutory related to disposal of REIT Changjiang			(1,188,403)	1,188,403
Change in noncontroling interest related to acquisition subsidiaries of REIT Mingde						784,184	784,184
Share to be issued		1,573,800					1,573,800
Foreign currency translation adjustments					463,433	30,336	493,769
Balance at Dec. 31, 2021	$ 28,966	$ 46,776,170	$ 1,230,387	$ (33,347,984)	$ (1,135,386)	$ 532,125	$ 14,084,278
Balance (in Shares) at Dec. 31, 2021	28,965,034